Schedule I Balance Sheets (Parenthetical) (Details)	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares, issued	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526	1,150,565,906
Ordinary shares, outstanding	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)	¥ 0.001	$ 0.001	¥ 0.001	$ 0.001
Ordinary shares, issued	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526	1,150,565,906
Ordinary shares, outstanding	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526